CLIENT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
Client Assets And Liabilities
SCHEDULE OF ASSETS AND LIABILITIES
	At 31 March 2022	At 31 March 2021
Client monies consisted of:	USD	USD
Cash	1,520,828	5,142,400
Digital assets and USDC, at fair value	40,550,710	21,879,525
	42,071,538	27,021,925